SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION - STATEMENTS OF INCOME (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2015	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Revenues:
Gaming			$ 1,133,720		$ 1,133,563		$ 1,190,202
Food and beverage			89,720		91,655		86,251
Hotel			50,496		47,310		40,873
Retail, entertainment and other			115,030		119,134		118,559
Gross revenues			1,388,966		1,391,662		1,435,885
Less-Promotional allowances			(97,346)		(98,944)		(95,857)
Net revenues			1,291,620		1,292,718		1,340,028
Operating costs and expenses:
Gaming			651,900		687,021		708,929
Food and beverage			41,554		41,482		41,575
Hotel			14,934		15,807		14,339
Retail, entertainment and other			45,779		50,945		43,859
Advertising, general and administrative			188,924		190,639		192,673
Corporate			31,127		41,036		28,122
Depreciation and amortization			77,580		80,126		80,317
(Gain) loss on disposition of assets			1,018		(9)		241
Severance			3,370		0		29
Pre-opening			0		1,187		687
Impairment of Project Horizon		$ 2,500	2,502		4,981		0
Relinquishment liability reassessment			(243)		(1,905)		(249)
Total operating costs and expenses			1,058,445		1,111,310		1,110,522
Income (loss) from operations			233,175		181,408		229,506
Other income (expense):
Accretion of discount to the relinquishment liability			(227)		(2,205)		(4,974)
Interest income			7,983		7,066		6,271
Interest expense, net of capitalized interest			(143,876)		(147,933)		(170,150)
Loss on early extinguishment of debt			(3,987)		(62,041)		(11,516)
Loss on interests in subsidiaries			0		0		0
Other income (expense), net			(929)		(853)		(1,595)
Total other expense			(141,036)		(205,966)		(181,964)
Net income (loss)			92,139		(24,558)		47,542
Loss attributable to non-controlling interests			2,255		380		2,784
Net income (loss) attributable to Mohegan Tribal Gaming Authority			94,394		(24,178)		50,326
Authority
Revenues:
Gaming			861,919		858,780		911,180
Food and beverage			60,687		62,273		59,334
Hotel			44,836		42,921		40,873
Retail, entertainment and other			94,457		101,506		100,545
Gross revenues			1,061,899		1,065,480		1,111,932
Less-Promotional allowances			(74,994)		(76,618)		(76,407)
Net revenues			986,905		988,862		1,035,525
Operating costs and expenses:
Gaming			457,948		488,293		507,069
Food and beverage			32,964		32,348		33,297
Hotel			14,062		15,287		14,339
Retail, entertainment and other			39,353		45,876		40,371
Advertising, general and administrative			158,230		155,668		159,869
Corporate			16,584		13,276		14,841
Depreciation and amortization			63,071		65,406		67,097
(Gain) loss on disposition of assets			1,007		(12)		222
Severance			3,244				(146)
Pre-opening					0		0
Impairment of Project Horizon			2,502		4,981
Relinquishment liability reassessment			(243)		(1,905)		(249)
Total operating costs and expenses			788,722		819,218		836,710
Income (loss) from operations			198,183		169,644		198,815
Other income (expense):
Accretion of discount to the relinquishment liability			(227)		(2,205)		(4,974)
Interest income			43		88		146
Interest expense, net of capitalized interest			(95,485)		(97,380)		(118,303)
Loss on early extinguishment of debt			(3,987)		(62,041)		(11,516)
Loss on interests in subsidiaries			(4,144)		(32,449)		(13,834)
Other income (expense), net			11		165		(8)
Total other expense			(103,789)		(193,822)		(148,489)
Net income (loss)			94,394		(24,178)		50,326
Loss attributable to non-controlling interests			0		0		0
Net income (loss) attributable to Mohegan Tribal Gaming Authority			94,394		(24,178)		50,326
Total Guarantor Subsidiaries
Revenues:
Gaming	[1]		271,801		274,783		279,022
Food and beverage	[1]		28,913		29,382		26,917
Hotel	[1]		5,660		4,389		0
Retail, entertainment and other	[1]		17,072		16,515		16,679
Gross revenues	[1]		323,446		325,069		322,618
Less-Promotional allowances	[1]		(20,109)		(20,567)		(17,300)
Net revenues	[1]		303,337		304,502		305,318
Operating costs and expenses:
Gaming	[1]		193,952		198,728		201,860
Food and beverage	[1]		8,590		9,134		8,280
Hotel	[1]		5,724		4,631		0
Retail, entertainment and other	[1]		6,029		6,780		5,589
Advertising, general and administrative	[1]		31,427		35,075		32,997
Corporate	[1]		0		0		0
Depreciation and amortization	[1]		13,371		13,814		13,220
(Gain) loss on disposition of assets	[1]		11		3		19
Severance	[1]		126				175
Pre-opening	[1]				1,187		687
Impairment of Project Horizon	[1]		0		0
Relinquishment liability reassessment	[1]		0		0		0
Total operating costs and expenses	[1]		259,230		269,352		262,827
Income (loss) from operations	[1]		44,107		35,150		42,491
Other income (expense):
Accretion of discount to the relinquishment liability	[1]		0		0		0
Interest income	[1]		7,424		4,704		2,320
Interest expense, net of capitalized interest	[1]		(39,992)		(42,583)		(44,126)
Loss on early extinguishment of debt	[1]		0		0		0
Loss on interests in subsidiaries	[1]		(9,193)		(24,848)		(7,389)
Other income (expense), net	[1]		0		0		0
Total other expense	[1]		(41,761)		(62,727)		(49,195)
Net income (loss)	[1]		2,346		(27,577)		(6,704)
Loss attributable to non-controlling interests	[1]		0		0		0
Net income (loss) attributable to Mohegan Tribal Gaming Authority	[1]		2,346		(27,577)		(6,704)
Total Non Guarantor Subsidiaries and Entities
Revenues:
Gaming			0	[2]	0	[3]	0	[3]
Food and beverage			120	[2]	0	[3]	0	[3]
Hotel			0	[2]	0	[3]	0	[3]
Retail, entertainment and other			8,593	[2]	5,464	[3]	1,575	[3]
Gross revenues			8,713	[2]	5,464	[3]	1,575	[3]
Less-Promotional allowances			(14)	[2]	(17)	[3]	(4)	[3]
Net revenues			8,699	[2]	5,447	[3]	1,571	[3]
Operating costs and expenses:
Gaming			0	[2]	0	[3]	0	[3]
Food and beverage			0	[2]	0	[3]	(2)	[3]
Hotel			0	[2]	0	[3]	0	[3]
Retail, entertainment and other			2,626	[2]	0	[3]	0	[3]
Advertising, general and administrative			14,050	[2]	27,927	[3]	13,373	[3]
Corporate			0	[2]	0	[3]	0	[3]
Depreciation and amortization			1,138	[2]	906	[3]	0	[3]
(Gain) loss on disposition of assets			0	[2]	0	[3]	0	[3]
Severance			0	[2]			0	[3]
Pre-opening	[3]				0		0
Impairment of Project Horizon			0	[2]	0	[3]
Relinquishment liability reassessment			0	[2]	0	[3]	0	[3]
Total operating costs and expenses			17,814	[2]	28,833	[3]	13,371	[3]
Income (loss) from operations			(9,115)	[2]	(23,386)	[3]	(11,800)	[3]
Other income (expense):
Accretion of discount to the relinquishment liability			0	[2]	0	[3]	0	[3]
Interest income			8,346	[2]	7,306	[3]	6,064	[3]
Interest expense, net of capitalized interest			(16,229)	[2]	(13,002)	[3]	(9,980)	[3]
Loss on early extinguishment of debt			0	[2]	0	[3]	0	[3]
Loss on interests in subsidiaries			0	[2]	0	[3]	0	[3]
Other income (expense), net			(940)	[2]	(1,018)	[3]	(1,587)	[3]
Total other expense			(8,823)	[2]	(6,714)	[3]	(5,503)	[3]
Net income (loss)			(17,938)	[2]	(30,100)	[3]	(17,303)	[3]
Loss attributable to non-controlling interests			835	[2]	0	[3]	0	[3]
Net income (loss) attributable to Mohegan Tribal Gaming Authority			(17,103)	[2]	(30,100)	[3]	(17,303)	[3]
Consolidating/Eliminating Adjustments
Revenues:
Gaming			0		0		0
Food and beverage			0		0		0
Hotel			0		0		0
Retail, entertainment and other			(5,092)		(4,351)		(240)
Gross revenues			(5,092)		(4,351)		(240)
Less-Promotional allowances			(2,229)		(1,742)		(2,146)
Net revenues			(7,321)		(6,093)		(2,386)
Operating costs and expenses:
Gaming			0		0		0
Food and beverage			0		0		0
Hotel			(4,852)		(4,111)		0
Retail, entertainment and other			(2,229)		(1,711)		(2,101)
Advertising, general and administrative			(14,783)		(28,031)		(13,566)
Corporate			14,543		27,760		13,281
Depreciation and amortization			0		0		0
(Gain) loss on disposition of assets			0		0		0
Severance			0				0
Pre-opening					0		0
Impairment of Project Horizon			0		0
Relinquishment liability reassessment			0		0		0
Total operating costs and expenses			(7,321)		(6,093)		(2,386)
Income (loss) from operations			0		0		0
Other income (expense):
Accretion of discount to the relinquishment liability			0		0		0
Interest income			(7,830)		(5,032)		(2,259)
Interest expense, net of capitalized interest			7,830		5,032		2,259
Loss on early extinguishment of debt			0		0		0
Loss on interests in subsidiaries			13,337		57,297		21,223
Other income (expense), net			0		0		0
Total other expense			13,337		57,297		21,223
Net income (loss)			13,337		57,297		21,223
Loss attributable to non-controlling interests			1,420		380		2,784
Net income (loss) attributable to Mohegan Tribal Gaming Authority			$ 14,757		$ 57,677		$ 24,007

[1]	Includes the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
[2]	Includes Mohegan Lacrosse, MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.
[3]	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.